Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Schedule of Most Significant Claims and Benefits Payable
The following table provides a roll forward of the Company's beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and is comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company's actual losses incurred may be more or less than the Company's previously developed estimates, which is referred to as either unfavorable or favorable development, respectively.
There have been no significant changes in the methodologies and assumptions utilized in estimating the liability for unpaid loss and loss adjustment expenses for any of the periods presented.

	Years Ended December 31,
	2020	2019	2018
Claims and benefits payable, at beginning of year	$1,054.5	$1,190.5	$1,266.1
Less: Reinsurance ceded and other	(1,044.6)	(1,179.2)	(1,255.1)
Net claims and benefits payable, at beginning of year	9.9	11.3	11.0
Incurred losses and loss adjustment expenses related to:
Current year	56.4	56.5	63.4
Prior years	(0.1)	—	—
Total incurred losses and loss adjustment expenses	56.3	56.5	63.4
Paid losses and loss adjustment expenses related to:
Current year	46.9	52.1	56.6
Prior years	5.4	5.8	6.5
Total paid losses and loss adjustment expenses	52.3	57.9	63.1
Net claims and benefits payable, at end of year	13.9	9.9	11.3
Plus: Reinsurance ceded and other	1,012.5	1,044.6	1,179.2
Claims and benefits payable, at end of year	$1,026.4	$1,054.5	$1,190.5